Cover Page	12 Months Ended
Dec. 31, 2022
Document Information [Line Items]
Document Type	F-1
Amendment Flag	false
Entity Registrant Name	OCULIS HOLDING AG
Entity Central Index Key	0001953530
Entity Incorporation, State or Country Code	V8
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Address, Address Line One	Bahnhofstrasse 7
Entity Address, City or Town	Zug
Entity Address, Postal Zip Code	6300
City Area Code	+41
Local Phone Number	58-810-0182
Entity Address, Country	CH
Entity Primary SIC Number	2834
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	One Gateway Center
Entity Address, Address Line Two	300 Washington Street
Entity Address, Address Line Three	Suite 405
Entity Address, State or Province	MA
Entity Address, City or Town	Newton
Entity Address, Postal Zip Code	02458